UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21201
                                                     ---------

                         UBS Technology Partners L.L.C.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004

                        UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004



                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital ...............          1

Statement of Operations .............................................          2

Statements of Changes in Members' Capital ...........................          3

Statement of Cash Flows .............................................          4

Notes to Financial Statements .......................................          5

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2004

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $387,514,335)      $500,242,211
Cash and cash equivalents                                             7,824,030
Interest receivable                                                         969
Other assets                                                             17,246
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        508,084,456
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               99,171,019
   Management fee                                                       421,025
   Professional fees                                                    196,185
   Administration fee                                                    84,027
   Other                                                                 27,865
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    99,900,121
--------------------------------------------------------------------------------

NET ASSETS                                                         $408,184,335
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $295,456,459
Accumulated net unrealized appreciation on investments              112,727,876
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $408,184,335
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED JUNE 30, 2004

------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                 $    40,355
------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                       40,355
------------------------------------------------------------------------------------

EXPENSES

Management fee                                                             2,553,473
Administration fee                                                           248,264
Professional fees                                                            150,250
Miscellaneous                                                                104,397
------------------------------------------------------------------------------------

TOTAL EXPENSES                                                             3,056,384
------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       (3,016,029)
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                         9,773,018
Change in net unrealized appreciation/depreciation from investments       (6,786,833)
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                          2,986,185
------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                          $   (29,844)
------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                          UBS FUND
                                                       ADVISOR, L.L.C.           MEMBERS                 TOTAL
-----------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                     $ 1,846,518          $ 651,193,691          $ 653,040,209

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (359)            (7,158,276)            (7,158,635)
  Net realized gain from investments                         75,194             29,222,432             29,297,626
  Change in net unrealized
         appreciation/depreciation from investments         (72,568)            (3,966,873)            (4,039,441)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              2,267             18,097,283             18,099,550
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --              9,043,385              9,043,385
  Members' withdrawals                                   (1,833,664)          (174,938,470)          (176,772,134)
  Offering costs                                                 (1)               (30,909)               (30,910)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                       (1,833,665)          (165,925,994)          (167,759,659)
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                   $    15,120          $ 503,364,980          $ 503,380,100
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                            (6)            (3,016,023)            (3,016,029)
  Net realized gain from investments                            293              9,772,725              9,773,018
  Change in net unrealized
         appreciation/depreciation from investments            (203)            (6,786,630)            (6,786,833)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 84                (29,928)               (29,844)
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --              4,554,603              4,554,603
  Members' withdrawals                                           --            (99,661,142)           (99,661,142)
  Offering costs                                                 (2)               (59,380)               (59,382)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                               (2)           (95,165,919)           (95,165,921)
-----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                       $    15,202          $ 408,169,133          $ 408,184,335
-----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                               $     (29,844)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                                 (23,000,000)
Proceeds from disposition of investments                                                                  51,115,222
Net realized gain from investments                                                                        (9,773,018)
Change in net unrealized appreciation/depreciation from investments                                        6,786,833
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Receivable from Investment Funds                                                                     4,361,778
      Interest receivable                                                                                      7,267
      Other assets                                                                                           (14,315)
    Increase (decrease) in payables:
      Management fee                                                                                         (90,123)
      Professional fees                                                                                      (67,770)
      Administration fee                                                                                     (15,984)
      Other                                                                                                    9,680
--------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                 29,289,726

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                       4,554,603
Members' withdrawals                                                                                    (109,423,650)
Offering costs                                                                                               (59,382)
--------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                   (104,928,429)

Net decrease in cash and cash equivalents                                                                (75,638,703)
Cash and cash equivalents--beginning of period                                                            83,462,733
--------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                               $   7,824,030
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Technology Partners, L.L.C. (the "Fund") (formerly, UBS PW Technology Partners, L.L.C.) was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on April 1, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (the "UBSFA" or "Manager") (formerly, PW Fund Advisor, L.L.C.), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Footnote 6)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2004 there were no open repurchase agreements.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   3.    RELATED PARTY TRANSACTIONS (CONTINUED)

         performance of the Fund (the "Performance Bonus") for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or
         (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

         The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six months ended June 30, 2004 and the year ended December 31, 2003.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months June 30, 2004 were $12,249.

   4.    ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

   5.    SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  Investment  Funds for the six months
         ended  June  30,  2004,   amounted  to  $23,000,000  and   $51,115,222,
         respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   6.    INVESTMENTS

         As of June 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2004.

                  Investment Objective             Cost           Fair Value
                  --------------------             ----           ----------
                    Long/Short Equity          $387,514,335      $500,242,211

         The following table lists the Fund's investments in Investment Funds as of June 30, 2004. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                       REALIZED AND
                                                                        UNREALIZED
     INVESTMENT FUND:                                                   GAIN/(LOSS)                            % OF
     ----------------                                                       FROM                              MEMBERS'
                                                       COST             INVESTMENTS         FAIR VALUE        CAPITAL     LIQUIDITY
                                                    ------------        -----------        ------------       --------    ----------
     Andor Technology Perennial Fund, L.P.*         $         --        $  (938,356)       $ 42,938,036        10.52 %    Quarterly
     Andor Technology Small Cap Fund, L.P. **         30,000,000           (574,641)         31,718,919         7.77      Quarterly
     Artis Technology Qualified Partners, L.P.        31,000,000            662,096          35,172,071         8.62      Quarterly
     Bowman Capital Founders Private                   2,152,335            (46,472)            126,256         0.03         ***
     Cavalry Technology, L.P.                         30,000,000         (1,405,147)         34,330,066         8.41      Quarterly
     Chilton New Area Partners, L.P.                  45,000,000         (1,344,241)         47,266,282        11.58      Annually
     Coatue Qualified Partners, LP                    34,000,000            523,218          34,691,578         8.50      Quarterly
     Grange Park Technology Fund, L.P.                38,500,000            305,135          40,256,380         9.86      Quarterly
     Intrepid Capital Fund (QP), L.P.                 37,312,000          1,309,026          54,198,947        13.28      Quarterly
     Kaintuck Opportunity Fund B, L.L.C.              19,000,000            536,241          19,986,357         4.90      Annually
     Loch Fund, L.P.                                  15,550,000            609,698          16,517,438         4.05      Quarterly
     Minot Capital II, L.P.                           40,000,000         (1,201,484)         41,315,246        10.12      Quarterly
     Mosaic Technology Fund, L.P.                      2,000,000            (25,776)          3,410,000         0.84      Quarterly
     Mosaic Technology Fund II, L.P.                   6,000,000            (55,691)          6,800,000         1.67      Quarterly
     PAW Partners, L.P.                                6,000,000            413,140          31,344,294         7.68      Quarterly
     TCS Capital II, L.P.                             25,000,000          3,147,561          28,835,080         7.06      Quarterly
     Tiger Technology Fund, L.P.                      10,000,000          1,328,911          16,649,263         4.08      Annually
     Sidus Investments, Ltd., Series A2               10,000,000           (229,066)          9,770,934         2.39      Quarterly
     Sidus Investments, Ltd., Series A3                5,000,000            (84,936)          4,915,064         1.20      Quarterly
     Redeemed Investment Funds                                --             56,969                  --           --
                                                    -------------------------------        -------------------------
     TOTAL                                          $387,514,335        $ 2,986,185        $500,242,211       122.56
                                                    ============        ===========


     OTHER ASSETS, LESS LIABILITIES                                                         (92,057,876)      (22.56)
                                                                                           ------------       ------
     MEMBERS' CAPITAL                                                                      $408,184,335       100.00 %
                                                                                           ============       ======


             *    Formerly, Pequot Technology Perennial Fund, L.P.
            ** Initial lock-up is three years from initial investment; approximately six months remaining.
           ***    The  liquidity  of the  Fund's  investments  is  driven by the
                  Investment   Fund's   ability   to   liquidate   its   Private
                  Investments.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   7.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

   8.    FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                                     PERIOD FROM
                                                                                                                    APRIL 1, 1999
                                         SIX MONTHS                                                                (COMMENCEMENT
                                            ENDED                                                                  OF OPERATIONS)
                                        JUNE 30, 2004                     YEARS ENDED DECEMBER 31,                     THROUGH
                                         (UNAUDITED)         2003           2002          2001          2000      DECEMBER 31, 1999
                                         -----------         ----           ----          ----          ----      -----------------
Ratio of net investment loss to           (1.19)%*          (1.14)%        (1.11)%        (1.06)%       (1.11)%         (1.38)%*
average net assets****
Ratio of total expenses to                 1.21%*             1.22%          1.16%          1.15%         1.20%           1.41%*
average net assets(a), ****
Portfolio turnover rate                     4.59%            27.53%         26.80%          9.74%         0.00%           0.00%

Total return pre incentive                (0.01)%             3.02%        (1.90)%        (4.80)%        14.24%          52.48%
allocation**
Total return post incentive               (0.01)%             3.02%        (1.90)%        (4.80)%        14.24%          50.96%
allocation***
Net asset value at end of               $408,184,335      $503,380,100   $653,040,209  $832,173,503  $753,481,256     $385,681,474
period


          (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
            *    Annualized.
           ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
          *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

   9.    SUBSEQUENT EVENTS

         Effective July 1, 2004, the Fund has redeemed $84,354,700 in interests from Investment funds.

         Effective July 2, 2004, the Fund, along with other UBS sponsored funds, entered into a $75,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a prorata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. On July 8, 2004 the Fund borrowed $30,350,000 under this arrangement.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies and on or after August 31, 2004 its Funds proxy voting record for the most recent twelve month period ended June30 is available (i) without charge upon request by calling the Alternative Investment Group at 800-486-2608 or (ii) on the Securities and Exchange Commissions website at www.sec.gov.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Technology Partners L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.